Acquisitions (Details 15) (USD $)	12 Months Ended				12 Months Ended								0 Months Ended			12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended
	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2014 Retail propane equipment Minimum	Mar. 31, 2014 Retail propane equipment Maximum	Mar. 31, 2014 Natural gas liquids terminal assets Minimum	Mar. 31, 2014 Natural gas liquids terminal assets Maximum	Mar. 31, 2014 Vehicles Minimum	Mar. 31, 2014 Vehicles Maximum	Mar. 31, 2014 Buildings and leasehold improvements Minimum	Mar. 31, 2014 Buildings and leasehold improvements Maximum	Feb. 03, 2012 North American	Mar. 31, 2014 North American	Mar. 31, 2012 North American	Mar. 31, 2014 North American Customer relationships	Mar. 31, 2014 North American Trade names	Mar. 31, 2014 North American Non-compete agreements	Mar. 31, 2014 North American Land	Mar. 31, 2014 North American Retail propane equipment	Mar. 31, 2014 North American Retail propane equipment Minimum	Mar. 31, 2014 North American Retail propane equipment Maximum	Mar. 31, 2014 North American Natural gas liquids terminal assets	Mar. 31, 2014 North American Natural gas liquids terminal assets Minimum	Mar. 31, 2014 North American Natural gas liquids terminal assets Maximum	Mar. 31, 2014 North American Vehicles	Mar. 31, 2014 North American Vehicles Minimum	Mar. 31, 2014 North American Vehicles Maximum	Mar. 31, 2014 North American Buildings and leasehold improvements	Mar. 31, 2014 North American Other	Mar. 31, 2014 North American Other Minimum	Mar. 31, 2014 North American Other Maximum
Acquisitions
Cash paid to acquire ownership interests	$ 14,000,000												$ 69,800,000
General and administrative expense															1,600,000
Estimated fair value of the assets acquired and liabilities assumed
Accounts receivable - trade														10,338,000
Inventories														3,437,000
Prepaid expenses and other current assets														282,000
Property, plant and equipment																			2,251,000	24,790,000			1,044,000			5,819,000			2,386,000	634,000
Useful life of property, plant and equipment					2 years	30 years	2 years	30 years	3 years	25 years	3 years	40 years									15 years	20 years		15 years	20 years		5 years	15 years	30 years		3 years	5 years
Intangible assets																12,600,000	2,700,000	700,000
Useful life of intangible assets																10 years	10 years	3 years
Goodwill	555,220,000	1,107,006,000	167,245,000	8,568,000										13,978,000
Assumed liabilities														(11,129,000)
Fair value of net assets acquired														$ 69,830,000